File  Nos. 333-140379/811-07949


	               SECURITIES AND EXCHANGE COMMISSION
	                    Washington, D.C.  20549

	                            FORM N-4

	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
		Pre-Effective Amendment No.  				[ ]
		Post-Effective Amendment No.  2				[X]

	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
	                      Amendment No.  8				[X]
	               (Check appropriate box or boxes.)

	               First Symetra Separate Account S
			------------------------------
	                  (Exact Name of Registrant)

	   First Symetra National Life Insurance Company of New York
		     ----------------------------------
	                    (Name of Depositor)

	330 Madison Ave., 9th Floor, New York, NY                10017
	-------------------------------------------             ---------
	(Address of Depositor's Principal Executive Offices)    (Zip Code)

	Depositor's Telephone Number, including Area Code (425) 256-8000

		   Name and Address of Agent for Service
		   --------------------------------------
	                 Jacqueline M. Veneziani
	              777 108th Ave NE, Suite 1200
	               Bellevue, Washington 98004
	                     (425) 256-5026



               Approximate date of Proposed Public Offering:
As Soon as Practicable after the effective date of this registration statement.


If appropriate, check the following:
	[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


It is proposed that this filing will become effective:
[ ] Immediately upon filing pursuant to paragraph (b) of Rule 485
[X] On  April 22, 2008  pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a) of Rule 485
[ ] On                       pursuant to paragraph (a) of Rule 485


Title of Securities Being Registered:  Individual Flexible Premium Variable
				       Annuity Contracts

                                EXPLANATORY NOTE

This Post-Effective Amendment No. 2 ("Amendment") to the Registration Statement of Form N-4 for First Symetra Separate Account S is being filed for the purpose of extending the effective date of Post-Effective Amendment No. 1 to April 22, 2008. This Amendment incorporates by reference the Prospectus, Statement of Additional Information and Part C contained in Post-Effective Amendment No. 1 as filed with the Securities and Exchange Commission on January 31, 2008
(ACCESSION NUMBER: 0001027495-08-000002).

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Bellevue and State of Washington, on this 24th day of March, 2008.

					First Symetra Separate Account S
					--------------------------------
						Registrant

				By:	First Symetra National Life Insurance
					Company of New York
					------------------------------

				By:	RANDALL H. TALBOT*
					-----------------------------
					Randall H. Talbot, President

					First Symetra National Life Insurance
					Company of New York
					------------------------------
						Depositor

				By:	 RANDALL H. TALBOT*
					------------------------------
					Randall H. Talbot, President

Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the dates indicated. Those signatures with an asterisk indicate that the signature was supplied by a duly appointed attorney-in-fact under a valid Power of Attorney which is incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 registration statement of First Symetra Separate Account S filed with the SEC on May 15, 2007 (File No. 333-140379).


NAME								TITLE


Allyn D. Close *				Director and Senior Vice President
-----------------
Allyn D. Close


Jennifer V. Davies *				Director and Senior Vice President
--------------------
Jennifer V. Davies


Roger F. Harbin *				Director and Executive Vice President
------------------
Roger F. Harbin


Margaret A. Meister *				Director, Chief Financial Operator and
---------------------- 				Executive Vice President
Margaret A. Meister


Colleen M. Murphy *	                	Vice President, Controller, Treasurer and
-------------------				Assistant Secretary
Colleen M. Murphy


/s/ George C. Pagos				Director, Senior Vice President, General Counsel and
------------------- 				Secretary
George C. Pagos


Randall H. Talbot *				Director and President
--------------------
Randall H. Talbot